Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Line Items]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2018:

	RMB	US$
2019	8,833,819	1,284,826
2020	6,977,406	1,014,822
2021	4,791,960	696,962
2022	979,546	142,469
2023 and thereafter	1,993,291	289,911
	23,576,022	3,428,990

Office Rental
Commitments And Contingencies Disclosure [Line Items]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases	Future minimum payments under non-cancelable operating leases for office rental consist of the following as of December 31, 2018:

	RMB	US$
2019	184,414	26,822
2020	76,714	11,158
2021	63,130	9,182
2022	52,067	7,573
2023 and thereafter	65,662	9,549
	441,987	64,284

Bandwidth Rental
Commitments And Contingencies Disclosure [Line Items]
Schedule of Future Minimum Payments Under Non-cancelable Operating Leases

Future minimum payments under non-cancelable operating leases for internet data center facilities and future minimum commitments for bandwidth usage consist of the following as of December 31, 2018:

	RMB	US$
2019	596,473	86,753
2020	58,279	8,476
2021	36,658	5,333
2022	25,770	3,748
2023 and thereafter	25,770	3,748
	742,950	108,058